Note 5 - Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - CAD ($)		12 Months Ended
		Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
As at September 1, 2016		$ 2,510,697	$ 3,050,368
As at August 31, 2017		1,999,979	2,510,697
Gross carrying amount [member]
Statement Line Items [Line Items]
As at September 1, 2016		5,041,105	5,436,868
Disposals		(902,259)	(162,419)
Foreign exchange		208,204	(233,344)
Additions		7,076
As at August 31, 2017		4,354,126	5,041,105
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
As at September 1, 2016		2,530,408	2,386,500
Disposals		(675,377)	(150,646)
Foreign exchange		112,271	(127,429)
As at August 31, 2017		2,354,147	2,530,408
Depreciation expense		386,845	421,983
Drilling equipment [member]
Statement Line Items [Line Items]
As at September 1, 2016		157,525	176,315
As at August 31, 2017			157,525
Drilling equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
As at September 1, 2016		444,825	464,487
Disposals		(462,455)
Foreign exchange		17,630	(19,662)
Additions
As at August 31, 2017			444,825
Drilling equipment [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
As at September 1, 2016		287,300	288,172
Disposals		(308,660)
Foreign exchange		10,858	(12,626)
As at August 31, 2017			287,300
Depreciation expense		10,502	11,754
Automotive [member]
Statement Line Items [Line Items]
As at September 1, 2016		6,889	23,541
As at August 31, 2017		231	6,889
Automotive [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
As at September 1, 2016		135,458	191,368
Disposals		(125,595)	(47,967)
Foreign exchange		4,920	(7,943)
Additions
As at August 31, 2017		14,783	135,458
Automotive [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
As at September 1, 2016		128,569	167,827
Disposals		(118,667)	(35,233)
Foreign exchange		4,596	(7,087)
As at August 31, 2017		14,552	128,569
Depreciation expense		54	3,062
Computer equipment [member]
Statement Line Items [Line Items]
As at September 1, 2016		19,265	6,431
As at August 31, 2017		17,059	19,265
Computer equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
As at September 1, 2016		63,095	99,636
Disposals		(3,484)	(32,462)
Foreign exchange		2,628	(4,079)
Additions		3,731
As at August 31, 2017		65,970	63,095
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
As at September 1, 2016		43,830	93,205
Disposals		(2,710)	(49,672)
Foreign exchange		2,034	(8,431)
As at August 31, 2017		48,911	43,830
Depreciation expense		5,757	8,728
Machinery [member]
Statement Line Items [Line Items]
As at September 1, 2016		274,057	388,326
As at August 31, 2017		157,490	274,057
Machinery [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
As at September 1, 2016		1,552,941	1,705,959
Disposals		(310,725)	(81,990)
Foreign exchange		58,505	(71,028)
Additions
As at August 31, 2017		1,300,721	1,552,941
Machinery [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
As at September 1, 2016		1,278,884	1,317,633
Disposals		(245,340)	(65,741)
Foreign exchange		49,114	(60,080)
As at August 31, 2017		1,143,231	1,278,884
Depreciation expense		60,573	87,072
Leasehold improvements [member]
Statement Line Items [Line Items]
As at September 1, 2016		25,813	33,847
As at August 31, 2017		21,073	25,813
Leasehold improvements [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
As at September 1, 2016		96,113	100,328
Disposals
Foreign exchange		3,719	(4,215)
Additions
As at August 31, 2017		99,832	96,113
Leasehold improvements [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
As at September 1, 2016		70,300	66,481
Disposals
Foreign exchange		2,830	(3,217)
As at August 31, 2017		78,759	70,300
Depreciation expense		5,629	7,036
Heap leach pads [member]
Statement Line Items [Line Items]
As at September 1, 2016		710,291	1,042,896
As at August 31, 2017		422,157	710,291
Heap leach pads [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
As at September 1, 2016		1,431,816	1,496,078
Disposals
Foreign exchange		59,035	(64,262)
Additions
As at August 31, 2017		1,490,851	1,431,816
Heap leach pads [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
As at September 1, 2016		721,525	453,182
Disposals
Foreign exchange		42,839	(35,988)
As at August 31, 2017		1,068,694	721,525
Depreciation expense		304,330	304,331
Construction in progress [member]
Statement Line Items [Line Items]
As at September 1, 2016	[1]	1,316,857	1,379,012
As at August 31, 2017	[1]	1,381,969	1,316,857
Construction in progress [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
As at September 1, 2016	[1]	1,316,857	1,379,012
Disposals
Foreign exchange	[1]	61,767	(62,155)
Additions	[1]	3,345
As at August 31, 2017	[1]	1,381,969	1,316,857
Construction in progress [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
As at September 1, 2016
Disposals
Foreign exchange
As at August 31, 2017
Depreciation expense

[1]	Construction in progress represents construction of the Company's processing plant.